Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,505,153.27

Principal:
Principal Collections	$26,449,836.08
Prepayments in Full	$15,988,231.52
Liquidation Proceeds	$565,846.08
Recoveries	$28,692.26
Sub Total	$43,032,605.94
Collections	$47,537,759.21

Purchase Amounts:
Purchase Amounts Related to Principal	$154,930.32
Purchase Amounts Related to Interest	$804.15
Sub Total	$155,734.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,693,493.68

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$47,693,493.68
Servicing Fee	$1,025,827.84	$1,025,827.84	$0.00	$0.00	$46,667,665.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,667,665.84
Interest - Class A-2 Notes	$169,394.77	$169,394.77	$0.00	$0.00	$46,498,271.07
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$46,255,637.74
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$46,167,914.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,167,914.82
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$46,117,802.74
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,117,802.74
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$46,073,341.66
Third Priority Principal Payment	$4,461,800.70	$4,461,800.70	$0.00	$0.00	$41,611,540.96
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$41,547,611.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,547,611.71
Regular Principal Payment	$41,183,116.33	$41,183,116.33	$0.00	$0.00	$364,495.38
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$364,495.38
Residuel Released to Depositor	$0.00	$364,495.38	$0.00	$0.00	$0.00
Total		$47,693,493.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$4,461,800.70
Regular Principal Payment					$41,183,116.33
Total					$45,644,917.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$45,644,917.03	$91.73	$169,394.77	$0.34	$45,814,311.80	$92.07
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$45,644,917.03	$28.35	$658,253.43	$0.41	$46,303,170.46	$28.76

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$432,497,294.61	0.8691666	$386,852,377.58	0.7774365
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,178,237,294.61	0.7318062	$1,132,592,377.58	0.7034560

Pool Information
Weighted Average APR	4.463%	4.459%
Weighted Average Remaining Term	50.34	49.50
Number of Receivables Outstanding	59,736	58,515
Pool Balance	$1,230,993,411.72	$1,187,452,519.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,183,886,494.16	$1,142,205,493.91
Pool Factor	0.7507274	0.7241737

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$17,811,787.79
Yield Supplement Overcollateralization Amount	$45,247,025.62
Targeted Overcollateralization Amount	$54,860,141.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$54,860,141.95

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		138	$382,048.19
(Recoveries)		24	$28,692.26
Net Losses for Current Collection Period			$353,355.93
Cumulative Net Losses Last Collection Period			$1,750,239.98
Cumulative Net Losses for all Collection Periods			$2,103,595.91

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.34%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.97%	534	$11,486,457.65
61-90 Days Delinquent	0.11%	48	$1,357,857.88
91-120 Days Delinquent	0.01%	7	$128,415.85
Over 120 Days Delinquent	0.03%	14	$326,988.73
Total Delinquent Receivables	1.12%	603	$13,299,720.11

Repossession Inventory:
Repossessed in the Current Collection Period		26	$721,668.83
Total Repossessed Inventory		52	$1,353,176.64

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4833%
Preceding Collection Period			0.4618%
Current Collection Period			0.3507%
Three Month Average			0.4319%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1507%
Preceding Collection Period			0.1322%
Current Collection Period			0.1179%
Three Month Average			0.1336%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer